Directors and Staff Costs - Summary of Staff Costs, Including Directors' Remuneration (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	£ 10,837	£ 6,656	£ 5,060
Social security costs	1,491	827	1,391
Other pension costs	319	201	163
Share-based payments charge	8,632	4,395	584
Total aggregate remuneration	£ 21,279	£ 12,079	£ 7,198